CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Feb. 28, 2026	Feb. 28, 2025	Jul. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ConvertibleDebenturesLineItems [Line Items]
Convertible debentures					$ 5,000,000	$ 1,000,000	$ 2,000,000	$ 1,000,000
Capitalized interest					1,527,000	$ 1,062,000	2,295,000	1,833,000
Outstanding principal and interest	$ 25,144,000				$ 25,144,000		$ 18,617,000	$ 14,321,000
Interest rate description							The Debentures bear interest from 11% to 15% per annum if paid in cash or 14% to 15% if accreted to the principal balance outstanding.
Warrant terms				10 years			10 years
Warrant exercise price	$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Warrant maturity date				Jan. 19, 2026
Warrant issued				430,009
Equity method investment value							$ 5,000,000
Warrants to purchase shares	4,759,080				4,759,080	4,162,565	4,304,426	3,980,704	3,368,834
Convertible Debenture Agreement [Member]
ConvertibleDebenturesLineItems [Line Items]
Convertible debt		$ 2,000	$ 1,000
Annual interest rate		15.00%	15.00%
Warrants to purchase shares		181,861	181,861
Share price		$ 0.01	$ 0.01
Common stock terms of conversion, description		The convertible debenture will automatically convert into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.	The convertible debenture will automatically convert into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.
Convertible Debenture Agreement One [Member]
ConvertibleDebenturesLineItems [Line Items]
Convertible debt	$ 3,000				$ 3,000
Annual interest rate	15.00%
Warrants to purchase shares	181,861				181,861
Share price	$ 0.01				$ 0.01
Common stock terms of conversion, description	The convertible debenture will automatically convert into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.
Nonconsolidated Investees, Other [Member]
ConvertibleDebenturesLineItems [Line Items]
Equity method investment, ownership percentage							100.00%
Common Stock [Member]
ConvertibleDebenturesLineItems [Line Items]
Debt instrument conversion percentage							50.00%
2019 Through 2022 [Member]
ConvertibleDebenturesLineItems [Line Items]
Debt instrument redemption percentage							110.00%
2019 Through 2022 [Member] | Common Stock [Member]
ConvertibleDebenturesLineItems [Line Items]
Debt instrument conversion percentage							50.00%
2023 Through 2025 [Member]
ConvertibleDebenturesLineItems [Line Items]
Debt instrument redemption percentage							100.00%
October 2022 [Member]
ConvertibleDebenturesLineItems [Line Items]
Debt instrument interest rate							6.00%
2019 [Member]
ConvertibleDebenturesLineItems [Line Items]
Gross proceeds							$ 20,000,000
Principal amount							100,000,000
2020 [Member]
ConvertibleDebenturesLineItems [Line Items]
Gross proceeds							20,000,000
Principal amount							$ 100,000,000